Shareholders’ Equity - Schedule of Total Equity-Based Compensation Expense (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Total Equity-Based Compensation Expense [Line Items]
Total equity-based compensation expense	$ 29,633	$ 17,587
Cost of revenues [Member]
Schedule of Total Equity-Based Compensation Expense [Line Items]
Total equity-based compensation expense	1,349	1,577
Research and development [Member]
Schedule of Total Equity-Based Compensation Expense [Line Items]
Total equity-based compensation expense	10,612	4,532
Sales and marketing [Member]
Schedule of Total Equity-Based Compensation Expense [Line Items]
Total equity-based compensation expense	6,692	6,438
General and administrative [Member]
Schedule of Total Equity-Based Compensation Expense [Line Items]
Total equity-based compensation expense	$ 10,980	$ 5,040